Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 29, 2012
Statements of Cash Flows
Proceeds from sale of common stock under common stock purchase agreement, related costs	$ 4